Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Related Party Transactions

26. Related Party Transactions

(a)	Amount due from related parties

During the year ended December 31, 2017, the Group paid RMB287 on behalf of Jiangxi Tiangong Hi Tech Co., Ltd. (“Jiangxi Tiangong”), a related party that is under the control of Mr. Richard Rixue Li, the Group’s chairman and chief executive officer of the Company. The Group has amount due from Jiangxi Tiangong of RMB30 and nil as of December 31, 2019 and 2020, respectively.

During the year ended December 31, 2018, the Group paid RMB2,100 on behalf of Guangyao, a related party that is under the control Mr.Richard Rixue Li,the Group’s chairman and chief executive officer, which was repaid during the year ended December 31, 2019.

(b)	Amount due to related parties

During the year ended December 31, 2015, the Group borrowed RMB18,000 from Mr. Richard Rixue Li, the Group’s chairman and the chief executive officer to fund working capital, among which RMB493, RMB313 and RMB426, were repaid during the years ended December 31, 2018, 2019 and 2020, respectively. The Group has an amount due to Mr. Richard Rixue Li for RMB488 and RMB62 as of December 31, 2019 and 2020, respectively. The amounts were unsecured, non-interest bearing and have no defined repayment term.

During the year ended December 31, 2018, the Group borrowed RMB4,480 from Mr. Rimei Li, CEO of the Group’s subsidiary, to fund working capital. RMB4,069 and RMB411 were repaid during the years ended December 31, 2018 and 2019, respectively.